Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of quarterly financial information
Total revenue	$ 54,486	$ 52,631	$ 47,285	$ 47,992	$ 30,881	$ 15,870	$ 12,319	$ 9,846	$ 202,394	$ 68,916	$ 25,490
Net income (loss)	4,883	381	(7,990)	2,740	(17,671)	(435)	(5,270)	(1,093)	14	(24,469)	(5,674)
Net loss attributable to common stockholders	$ (2)	$ (4,354)	$ (12,378)	$ (1,920)	$ (18,723)	$ (453)	$ (4,515)	$ (973)	$ (18,654)	$ (24,664)	$ (4,195)
Net (loss)/income per share (in dollars per share)	$ (0.01)	$ (0.03)	$ (0.10)	$ (0.03)	$ (0.48)	$ (0.02)	$ (0.23)	$ (0.06)	$ (0.17)	$ (0.97)	$ (0.46)